Income Taxes (Tables)	6 Months Ended
Sep. 30, 2019
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Income/(loss) before income taxes and the income tax provision/(benefit) include the following (in thousands):

	Fiscal Year Ended March 31,
	2017	2018	2019
Domestic	$(58,188)	$(64,391)	$(163,385)
Foreign	41,795	12,616	23,474
Total	$(16,393)	$(51,775)	$(139,911)

Schedule of Income Tax Provision/(Benefit)
Income/(loss) before income taxes and the income tax provision/(benefit) include the following (in thousands):

	Fiscal Year Ended March 31,
	2017	2018	2019
Domestic	$(58,188)	$(64,391)	$(163,385)
Foreign	41,795	12,616	23,474
Total	$(16,393)	$(51,775)	$(139,911)

The income tax provision includes the following (in thousands):

	Fiscal Year Ended March 31,
	2017	2018	2019
Income tax (benefit) expense
Federal	$2,048	$(393)	$3,213
State	605	1,198	575
Foreign	8,585	11,638	5,920
Total current tax position	11,238	12,443	9,708
Federal	(23,781)	(72,336)	(29,021)
State	(4,404)	(990)	(5,464)
Foreign	(242)	(114)	1,060
Total deferred tax provision	(28,427)	(73,440)	(33,425)
Total income tax (benefit) expense	$(17,189)	$(60,997)	$(23,717)

Schedule of Tax Rate Reconciliation
The tax rate reconciliation is as follows (in thousands):

	Fiscal Year Ended March 31,
	2017	2018	2019
Income tax (benefit) at U.S. federal statutory income tax rate	$(5,738)	$(16,309)	$(29,381)
State and local tax expense	(3,799)	208	(4,890)
Foreign tax rate differential	(2,920)	3,619	2,051
Non-deductible expenses	1,215	8,645	11,807
Tax credits	(7,482)	(6,173)	(13,233)
Sharing of consolidated tax attributes	(6,417)	(8,890)	—
Changes in tax law	—	(50,033)	—
Changes in valuation allowance	6,633	5,133	6,087
Foreign withholding tax	1,544	2,701	3,086
Other adjustments	(225)	102	756
Total income tax (benefit)	$(17,189)	$(60,997)	$(23,717)

Schedule of Deferred Tax Assets and Liabilities
Temporary differences and carryforwards that give rise to a significant portion of deferred tax assets and liabilities are as follows (in thousands):

	March 31,
	2018	2019
Deferred revenue	$—	$4,752
Intangible assets	1,621	1,247
Accrued expenses	4,891	5,983
Share-based compensation	714	4,776
Net operating loss carryforwards	5,743	4,470
Other tax carryforwards, primarily foreign tax credits	25,811	32,630
Other	5,165	1,183
Total deferred tax assets before valuation allowance	43,945	55,041
Less: valuation allowance	(25,591)	(31,678)
Net deferred tax assets	18,354	23,363
Intangible assets	66,253	52,778
Capitalized research and development costs	1,792	822
Fixed assets	16	(447)
Deferred revenue	2,246	—
State taxes	10,406	6,090
Other	7,986	1,040
Total deferred tax liabilities	88,699	60,283
Net deferred tax liabilities	$(70,345)	$(36,920)
Long-term deferred tax assets	9,850	10,678
Long-term deferred tax liabilities	(80,195)	(47,598)
Net deferred tax liabilities	$(70,345)	$(36,920)

Summary of Net Operating Loss Carryforwards
At March 31, 2018 and 2019, the Company had net operating losses (tax-effected) and tax credit carryforwards for income tax purposes before valuation allowance of $31.6 million, and $37.1 million, respectively, that expire in the tax years as follows (in thousands):

	Fiscal Year Ended March 31,
	2018	2019	Expiration
Non-U.S. net operating losses	$4,756	$4,301	Indefinite
Non-U.S. net operating losses	988	169	2020-2026
U.S. federal and state tax carryforwards	—	2,657	Indefinite
U.S. federal and state tax carryforwards, primarily foreign tax credits	25,811	29,973	2026-2037
Total Carryforwards	$31,555	$37,100

Summary of Reconciliation of Unrecognized Tax Benefits
The following is a tabular reconciliation of the total amounts of unrecognized tax benefits for the years ended March 31, 2017, 2018, and 2019 (in thousands):

	Fiscal Year Ended March 31,
	2017	2018	2019
Gross unrecognized tax benefit, beginning of year	$8,332	$8,770	$9,143
Gross increases to tax positions for prior periods	461	257	20
Gross decreases to tax positions for prior periods	(23)	(482)	(70)
Gross increases to tax positions for current period	—	598	560
Gross unrecognized tax benefit, end of year	$8,770	$9,143	$9,653